Related Party Balances and Transactions - Schedule of Movement of Loan Principal and Financing Service Fee Receivables Due from Related Parties (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Payments	¥ (1,000,000)	$ (145,444)	¥ (272,318)	¥ (4,132,735)
Key Management and their Immediate Families [Member]
Related Party Transaction [Line Items]
Balance at beginning of the year	1,000,000	145,444	1,272,318
Payments	¥ (1,000,000)	$ (145,444)	(272,318)
Balance at end of the year			¥ 1,000,000	¥ 1,272,318